Registration No. 33-20943

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933




                         Post-Effective Amendment No. 11




                                       and

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                                Amendment No. 14





                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      (Exact Name as Specified in Charter)

            15400 Knoll Trail, Suite 100
            Dallas, Texas 75248                        75248
            (Address of Principal Executive Offices)   (Zip Code)


       Registrants' Telephone Number, including Area Code: (972) 458-2448


                             Guy Frank Phillips, Jr.
                          15400 Knoll Trail, Suite 100
                               Dallas, Texas 75248
                     (Name and Address of Agent for Service)

                                    Copy to:


                               Joseph V. Del Raso
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                              18th and Arch Streets
                        Philadelphia, Pennsylvania 19103



It is proposed that this filing will become effective on April 27, 1999 pursuant to paragraph (b) under Rule 485 of the Securities Act of 1933.

                       PHILLIPS CAPITAL INVESTMENTS, INC.

                   Cross Reference Sheet Pursuant to Rule 495



          Form N1-A  Item                                            Page(s)

Part A    Prospectus
Item 1.   Cover Page                                                  3
Item 2.   Synopsis                                                    4
Item 3.   Condensed Financial Information                             4
Item 4.   General Description of Registrant                           5, 6, 7
Item 5.   Management of the Fund                                      10, 11, 12
Item 6.   Capital Stock and Other Securities                          12, 13
Item 7.   Purchase of Securities Being Offered                        8, 9,10
Item 8.   Redemption or Repurchase                                    9,10
Item 9.   Pending Legal Proceeding                                    13

Part B    Statement of Additional Information
Item 10.  Cover Page                                                  15
Item 11.  Table of Contents                                           15
Item 12.  General Information and History                             16
Item 13.  Investment Objectives and Policies                          16, 17, 18
Item 14.  Management of the Fund                                      18, 19
Item 15.  Control Persons and Principal Holders of Securities         21
Item 16.  Investment Advisory and Other Services                      18, 19, 21
Item 17.  Brokerage Allocation and Other Practices                    20
Item 18.  Capital Stock and Other Securities                          16
Item 19.  Purchase, Redemption and Pricing of Securities              18
Item 20.  Tax Status                                                  20
Item 21.  Underwriters                                                *
Item 22.  Calculations of Yield Quotations                            *
Item 23.  Financial Statements                                        22 to 31

Part C
Item 24.  Financial Statements and Exhibits                           32
Item 25.  Persons Controlled or Under Common Control                  32
Item 26.  Number of Holders of Securities                             32
Item 27.  Indemnification                                             32
Item 28.  Business and Other Connections of Adviser                   32
Item 29.  Principal Underwriters                                      33
Item 30.  Location of Accounts and Records                            33
Item 31.  Management Services                                         33
Item 32.  Undertakings                                                33


Other Enclosures
Signature Page                                                        34
Exhibit A: Auditor's Consent Letter                                   35
Exhibit B: Attorney's Rule 485 (b) Letter                             36
Exhibit C: Financial Data Schedule                                    37, 38


--------------

*Inapplicable.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       P.O. BOX 796787 DALLAS, TEXAS 75379
                                 (972) 458-2448






PROSPECTUS                                                       APRIL 30, 1999






                       The Company & Investment Objective


PHILLIPS CAPITAL INVESTMENTS, INC. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. Its investment adviser is Phillips Capital Management, Inc. (the "Adviser"). The Company's investment objective is maximum total return (capital appreciation plus current income) without undue risk, which it primarily seeks to achieve through investing in common stocks issued by U.S. companies. However, subject only to its investment policies and restrictions, the Company may invest in common stocks of foreign issuers, preferred stocks, convertible preferred stocks, convertible bonds, debt securities (including money market instruments), rights and warrants.



                                 Share Purchases

The shares of the Company may only be purchased directly from the Company at net asset value as next determined after receipt of order. The minimum initial purchase is $5,000 with subsequent purchases requiring a minimum of $2,000. No sales commissions are charged by the Company for purchase of its shares. A redemption fee of 1% of the amount redeemed is charged by the Company on any shares redeemed within six months of purchase.


                             Additional Information




This Prospectus concisely sets forth information about the Company that a prospective investor ought to know before investing. Investors are advised to read this Prospectus and to retain it for future reference. A "Statement of Additional Information" dated April 30, 1999 containing further information about the Company has been filed with the Securities and Exchange Commission. Such Statement is incorporated herein by reference. A copy of the Statement may be obtained without charge by writing or calling the Company at the address or telephone number listed above.





          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
        SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
              UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                COMPANY EXPENSES

The following table is intended to assist you in understanding the various costs and expenses that an investor in the Company will bear, directly or indirectly. "Other Expenses", and therefore "Total Company Operating Expenses", as shown in the table are for the year ended December 31, 1998.

     Shareholder Transaction Expenses
     Sales Load Imposed on Purchases ......................................None
     Sales Load Imposed on Reinvested Dividends ...........................None
     Redemption Fees ......................................................None
     (A redemption fee of 1% of the redemption price
     is imposed on shares held less than 6 months.)
     Exchange Fees ........................................................None
     Annual Fund Operating Expenses
     Management Fees ......................................................0.90%
     12b-1 Fees ...........................................................None
     Other Expenses .......................................................0.28%
                                                                          -----
     Total Company Operating Expenses .....................................1.18%
                                                                          =====

     The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, (2) the same operating expense percentage that the Company had for the year ended December 31, 1998, (3) reinvestment of all dividends and capital gain distributions and (4) redemption at the end of each time period.

        1 year      3 years        5 years     10 years
          $12          $38           $67         $147

     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS
         (for a share of the COMPANY outstanding throughout each period)

The following information has been examined by McCarthy, Rose & Mills, independent public accountants. The per share income and capital changes should be read in conjunction with the financial statements and related notes, which along with the auditor's report thereon are included in the "Statement of Additional Information."

                                                                                 Year Ended December 31,
                                        1998     1997     1996    1995      1994      1993      1992      1991      1990      1989
Net Asset Value,
 Beginning of Period ................. $15.06   $13.74   $14.65 $ 13.43  $  13.88  $  13.22  $  12.63  $  11.09  $  11.73   $ 11.00
                                       ------   ------   ------ -------  --------  --------  --------  --------  --------   -------
 Income From Investment Operations:
  Net investment income ..............    .34      .34      .30     .49       .31       .19       .32       .74       .52       .54
  Net realized and unrealized gain (loss)
   on investments ....................    .21     2.28     1.07    1.58      (.21)      .77       .92      2.00      (.63)     1.20
                                       ------   ------   ------ -------  --------  --------  --------  --------  --------  --------
   Total from investment operations...    .55     2.62     1.37    2.07       .10       .96      1.24      2.74      (.11)     1.74
                                       ------   ------   ------ -------  --------  --------  --------  --------  --------  --------
  Less Distributions:
  Dividends from net investment income.  (.34)    (.33)    (.29)   (.49)     (.31)     (.19)     (.32)     (.73)     (.53)     (.54)
  Distributions from net realized
   long-term gains on securities ......  (.41)    (.97)   (1.99)   (.36)     (.24)     (.11)     (.33)     (.47)       --      (.47)
                                       ------   ------   ------ -------  --------  --------  --------  --------  --------  --------
  Total distributions .................  (.75)   (1.32)   (2.28)   (.85)     (.55)     (.30)     (.65)    (1.20)     (.53)    (1.01)
                                       ------   ------   ------ -------  --------  --------  --------  --------  --------  --------

Net Asset Value, End of Period ....... $14.86   $15.06   $13.74 $ 14.65  $  13.43  $  13.88  $  13.22  $  12.63  $  11.09  $  11.73
                                       ======   ======   ====== =======  ========  ========  ========  ========  ========  ========

Total Return .........................   3.65%   19.21%    9.35%  15.41%     0.72%     7.26%     9.82%    24.71%    (0.94)%   15.82%

Ratios/Supplemental Data:
 Net Assets, End of Year (in 000's) ... 5,402    5,113    4,882    5,041     5,630     5,690    4,853     3,872     3,191     2,317
 Ratio of expenses to
     average net assets ...............  1.18%    1.19%    1.20%   1.11%     1.11%     1.14%     1.18%     1.23%     1.34%     1.44%
 Ratio of net income to
     average net assets ...............  2.17%    2.10%    1.96%   2.98%     2.19%     1.45%     2.09%     3.32%     5.00%     5.00%
 Portfolio turnover rate .............. 15.97%    5.71%   19.08%  28.17%    37.62%     3.10%    20.42%    28.20%    14.88%    46.43%


The Company's Annual Report to Shareholders contains additional performance information. A copy of such Report may be obtained without charge by writing or calling the Company at the address or telephone number listed on the cover page of this Prospectus.

                                TABLE OF CONTENTS


     Financial Highlights .......................................2
     Company Expenses ...........................................2
     Investment Objective and Policies ..........................3
     Investment Restrictions ....................................4
     Investment Considerations ..................................5
     Purchase of Shares .........................................6
     Redemption of Shares .......................................7
     Net Asset Value ............................................8
     Management of the Company ..................................8
     Distributions and Tax Status ..............................10
     Custodian and Shareholder Services ........................10
     Reports to Shareholders ...................................10
     Auditors and Litigation ...................................11
     Description of Common Stock ...............................11
     Year 2000 and Other Information ...........................11
     Share Purchase Application ................................12



                        INVESTMENT OBJECTIVE AND POLICIES


The Company's investment objective is maximum total return without undue risk, which it primarily seeks to achieve through investing in common stocks issued by
U. S. companies. However, subject only to its investment policies and restrictions, the Company may invest in common stocks of foreign issuers, preferred stocks, convertible preferred stocks, convertible bonds, debt securities (including money market instruments), rights and warrants.


     The Company seeks to invest in securities of companies which the Adviser believes are priced lower than justified based on their fundamental value. In selecting such "undervalued" securities the Adviser considers such factors as price/earnings ratios, price to cash flow, price to book value and price to liquidation value. The Company may invest in securities of large, well-known companies or securities of small, less well-known companies. Such securities may be listed on a recognized securities exchange or traded in the over-the-counter market. The Company normally considers companies with market capitalizations of less than $200 million to be small companies. Small companies may have limited management depth, financial resources, product lines or product markets.
Securities  of  small  companies  often  have  limited   marketability  and  may
experience greater market price fluctuation than securities of large companies or the market in general. The Company may invest no more than 5 percent of its total assets (at the time of purchase) in companies with market values of less than $10 million.

     From time to time the Company may invest in companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company which has experienced a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or potential merger, material litigation, technological breakthrough and new management or mangement policies. The principal risk associated with investments in special situation companies is that the development which created the special situation may not result in favorable operating or financial performance by the company and the investments therefore may not appreciate in value or may decline in value.

     The Company may invest up to 45 percent of its total assets (at the time of purchase) in securities of foreign issuers domiciled in generally recognized developed countries. Foreign investments will usually be made by purchasing American Depository Receipts ("ADRs"). Investments in securities of foreign issuers, other than ADRs, will not be effected unless the Company has made proper custodial arrangements pursuant to provisions of the Act and rules adopted thereunder. Generally, ADRs are registered receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. These securities will not be denominated in the same currency as the securities into which they may be converted.

     The Company may invest in preferred stocks, convertible preferred stocks, convertible bonds, and warrants or rights, but only to the extent that no more than 5 percent of the Company's total assets (at the time of purchase) are invested in each type of such securities. Warrants or rights acquired by the Company in units or attached to securities are not included in the aforementioned 5 percent limitation.

     Subject to its investment policies and restrictions, the Company may invest in debt securities (including money market instruments) to seek its investment objective.

     The Company may hold cash on occasion, and without limitation as to overall amount, for temporary defensive purposes.

     The Company intends to purchase and hold securities for maximum total return and it is not anticipated that frequent portfolio changes will be made for short-term trading purposes. However, changes may be made in the portfolio consistent with the investment objective and policies of the Company whenever such changes are believed to be in the best interests of the Company and its shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed 50 percent. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Company's portfolio securities.


                             INVESTMENT RESTRICTIONS

     The Company operates under the following investment restrictions. All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio. The Company may not:

     (1) With respect to 75 percent of its total assets, invest in securities of any one issuer if immediately after and as a result of such investment more than 5 percent of the total assets of the Company, taken at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in U.S. Government Securities.

     (2) Invest more than 25 percent of its total assets in securities of issuers in any one particular industry. This restriction does not apply to investments in U.S. Government Securities.

     (3) Purchase more than 10 percent of the outstanding voting securities, or any class of securities, of any one issuer.

     (4) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, if more than 10 percent of the Company's total assets would be invested in securities of other investment companies, more than 5 percent of its total assets would be invested in the securities of any other one investment company or the Company would own more than 3 percent of any other investment company's securities.

     (5) Invest more than 5 percent of the Company's total assets in warrants, whether or not listed on the New York or American Stock Exchange, including no more than 2 percent of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Company in units or attached to securities are not included in this restriction.

     (6) Invest more than 45 percent of the Company's total assets in securities of foreign issuers, and then no more than 5 percent of its total assets in foreign securities which are not listed on a recognized United States or foreign securities exchange.

     (7) Invest more than 10 percent of the Company's total assets in securities that at the time of purchase have legal or contractual restrictions on resale or which are not readily marketable (including repurchase agreements maturing in more than 7 days and O-T-C options).

     (8) Borrow money, except that the Company may borrow money on a secured or unsecured basis from banks as a temporary measure for extraordinary or emergency purposes including, but not limited to, the purchase of its own common stock. Such temporary borrowings may not exceed 5 percent of the value of the Company's total assets at the time any loan is made. No more than 10 pecent of the value of the Company's total assets at the time any loan is made may be pledged as collateral for such temporary borrowings.

     The "Statement of Additional Information" contains other investment restrictions. The Company's investment objective and the above listed investment restrictions are fundamental policies which can only be changed by a vote of the holders of a majority of the Company's common stock. Except for the investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and the Statement of Additional Information are not fundamental, so that the Board of Directors may change them without shareholder approval. When used throughout this Prospectus, a vote of the holders of a majority of the Company's common stock means the vote, at the annual or a special meeting of the shareholders of the Company duly called of (i) 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of the Company are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of the Company, whichever is less.

                            INVESTMENT CONSIDERATIONS


     All investments have risks and there can be no guarantee against loss resulting from an investment in the Company. Diversification does not eliminate risk and there can be no assurance that the Company's investment policies will be successful or that its investment objective will be achieved. The Company is intended for investors who understand and accept the risks involved in seeking maximum total return and is not intended for those desiring to play short-term swings in the market. Investment in the shares of the Company should not be considered a balanced or complete investment program. Investors should consider their own investment objectives and their other investments in general when considering the purchase of shares in the Company.


     Subject to its investment policies and restrictions, the Company may hold cash or invest in debt securities and money market instruments. Debt securities will be bonds (including debentures) and notes rated A or better at the time of purchase by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Money market instruments will be commercial paper which is rated A-1 or higher by S&P or Prime-1 by Moody's; bankers acceptances, cash or maximum total return (maturities of 6 months or less, and then no more than 10% of the Company's total assets) in U.S. banks or savings and loans which are members of the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation; obligations of, or guaranteed by, the United States Government, its agencies, or instrumentalities (U.S. Government Securities); and money market mutual funds which invest primarily in U.S. Government Securities.


     Uninvested cash will not earn investment income and will not be invested so as to attain the Company's investment objective. The prices of debt securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Their values also may be affected by changes in the credit rating or financial condition of the issuing entities. Cash and time deposits in banks and savings and loans may not benefit from insurance from the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation and therefore may be subject to loss of some or all of principal plus any applicable accrued interest.

     The Company may invest in shares of other registered investment companies, subject to its investment restrictions and limitations imposed under the Act, and as such will bear its ratable share of those investment company's expenses, including management fees, while at the same time remaining subject to payment of the advisory fee to the Adviser with respect to those assets.

     Subject to its investment policies and restrictions, the Company may invest in securities of foreign issuers. Investing in foreign securities involves substantial risks not typically associated with investing in securities of domestic companies. Investing in securities of foreign issuers and the attendant holding of foreign currencies could cause the Company to be affected favorably or unfavorably by changes in currency exchange rates. In addition, less information may be available about foreign companies than about domestic companies and foreign companies may not be subject to reporting or accounting standards and requirements comparable to those applicable to domestic companies. Foreign securities and their markets may not be as liquid as domestic securities and their markets. Securities of some foreign companies may involve greater market risk than securities of domestic companies and foreign brokerage commissions and other fees are generally higher than those in the United States. Certain costs, including currency exchange price spreads, are often incurred to cover currency exchange service charges. Investments in foreign securities may also be subject to local economic or political risks, including instability of some foreign governments, the imposition of withholding taxes on dividend or interest payments, foreign exchange controls (which could suspend the ability to transfer currency from a given country) and the potential for expropriation, confiscatory taxation or nationalization of the assets of the companies issuing the securities.

                               PURCHASE OF SHARES

     Shares of the Company may be purchased at the net asset value per share next determined after receipt of a purchase order by the Company. There are no sales charges or underwriting commissions. Initial purchase of shares of the Company may be made only by application submitted to the Company. A Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $5,000. Subsequent purchases may be made by mail to the address given in the Prospectus and must be for a minimum of $2,000. All purchase requests are subject to acceptance or rejection upon receipt by the Company and are not binding until accepted.

     The Company does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Company's Post Office Box or the Post Office Box of its designated agents, of purchase requests does not constitute receipt by the Company.

     The Company does not issue certificates for shares purchased. All shareholders will be mailed confirmations showing purchases, redemptions and net shares owned. The Company will sell fractional shares (such shares being rounded to the third decimal) having pro rata all the rights of whole shares, including, without limitation, the right to vote and receive dividends.

                              REDEMPTION OF SHARES

     Shares will be redeemed on request of the shareholder in "proper form" to the Company. "Proper form" means that the request to redeem must meet all the following requirements:

     (1) It must be in writing sent to the Company at P.O. Box 796787, Dallas, Texas 75379.

     (2) It must be signed by the shareholder (or shareholders) exactly in the manner as the shares are registered, and must specify either the number of shares, or the dollar amount of shares, to be redeemed.

     (3) The signature (or signatures) of the redeeming shareholder (or shareholders) must be guaranteed by a domestic commercial or savings bank, a member firm of the New York Stock Exchange, or any other "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. If the shares are registered in more than one name, then the signature of each of the shareholders must be guaranteed separately.

     (4) If the shares being redeemed are registered in the name of an estate, trust, custodian, guardian, retirement plan or the like, or in the name of a corporation or partnership, documents must also be included which, in the judgment of the Company or its designated agent, are sufficient to legally establish the authority of the person (or persons) signing the request, with signature (or signatures) guaranteed in the same manner as described in number 3 above.

     (5) The signature guarantee requirements in numbers 3 and 4 above may be waived if the redeeming shareholder is personally known by an officer or director of the Company and such officer or director satisfies the Company that the applicable request for redemption is valid.

     The redemption price will be the net asset value per share next determined after the request is received in proper form by the Company for redemption of shares. In the event of redemption within six months of purchase of the shares redeemed, 1% of the redemption amount will be charged by the Company to defray administrative costs incurred. The fee is treated by the Company as other income. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption. If, as a result of redemption, the net asset value of a shareholder's remaining shares is less than $2,000, the Company may involuntarily redeem such remaining shares. Prior to any such involuntary redemption, a redemption notice will be sent by first class mail to the shareholder at the address on the Company's records. The notice will specify a date no less than thirty days from the date it is mailed, and the remaining shares will be redeemed at net asset value on such date unless the shareholder purchases sufficient additional shares to raise the net asset value of his aggregate share holdings to $2,000 by that date.

     The Company does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Company's Post Office Box or the Post Office Box of its designated agents, of any request for redemption does not constitute receipt by the Company.

     Payment by the Company will ordinarily be made within seven (7) days of receipt of the shareholder's request for redemption in "proper form." However, if shares have been purchased by check, the Company will make redemption proceeds available upon the clearance of the shareholder's purchase check by the shareholder's bank, which, depending on the location of such bank, could take up to fifteen days or more.

     The Company reserves the right to suspend or postpone redemptions during any period when the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; or during which an emergency exists such as would make disposal of securities owned by the Company unreasonable or impracticable or would make determination of the Company's net asset value impracticable; or for such other periods as the Securities and Exchange Commission may by order permit for protection of the Company's shareholders.

                                 NET ASSET VALUE

     The net asset value for the Company's shares is determined as of the close of trading on each day the New York Stock Exchange is open by dividing the net asset value (assets minus liabilities) of the Company by the number of shares outstanding, the result being adjusted to the nearest whole cent. Except on the last business day of each calendar month, the Company may omit the determination of net asset value on days when no share purchase or share redemption requests are received. In computing the net asset value of the Company, securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market shall be valued at their closing sales prices. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, shall be used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, shall be valued at fair value as determined by the management and approved in good faith by the Board of Directors. An investment purchased and awaiting payment against delivery shall be included for valuation purposes as a security held, and the cash accounts of the Company shall be adjusted by the deduction of purchase price, including brokers' commissions and other expenses of the purchase. An investment sold but not delivered pending receipt of proceeds shall be valued at the net sales price after deducting brokers' commissions and other expenses of the sale. Interest accrued and uncollected since the last valuation, dividends declared since said date but not paid on shares of stock where the market quotation used in determining the value thereof is ex-dividend, and the value of any other assets determined by the Board of Directors to be income shall be added to the total net asset value. To the aggregate value of investments determined in the manner aforementioned there shall be added the cash and cash equivalents adjusted for all liabilities (fixed or accrued) determined in accordance with generally accepted accounting principles.

                            MANAGEMENT OF THE COMPANY

     The overall business and affairs of the Company are the responsibility of the Company's Board of Directors, the members of which are elected by the shareholders. The day-to-day operations of the Company are managed by the Company's President subject to the bylaws of the Company and review by the Board of Directors. Information relating to the directors and officers of the Company is provided in the "Statement of Additional Information."

     The Company has entered into an Investment Advisory Contract (the "Contract") with Phillips Capital Management, Inc. (the "Adviser"), 15400 Knoll Trail, Suite 100, Dallas, Texas 75248. The Adviser, which is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, manages the investment and reinvestment of the assets of the Company in accordance with the Company's investment objective, policies, and restrictions. The Adviser has no previous experience in, or current agreement for, providing investment management services to any other registered investment company. Guy
F.  (Phil)  Phillips,  Jr.  is  the  sole  shareholder  of  the  Adviser  and is responsible for all its investment decisions, including the day-to-day management of the Company's portfolio. There can be no assurance that the Adviser could find a suitable replacement for Mr. Phillips in the event of his death or disability. Mr. Phillips also serves as the President and a Director of the Company. Prior to forming the Adviser in 1987 to manage discretionary investment accounts for corporations, retirement funds, individuals and others, Mr. Phillips was affiliated from 1978 with another investment adviser which provided similar services.

     Although investment decisions for the Company are made independently from those of the other accounts managed by the Adviser, investments of the kind made for the Company may also be made for those other accounts. At such times, opportunities to purchase or sell securities will be allocated at the discretion of the Adviser by such means as will result in fair and equal treatment of the Company. The Adviser intends to aggregate orders for purchases and sales of securities of the same issuer on the same day among the Company and other managed accounts and the price paid to or received by the Company and those accounts will be the average obtained in those orders. In some cases, the foregoing aggregation and allocation procedures may affect adversely the price paid or received by the Company or the size of the position purchased or sold for the Company.

     The Adviser is paid a monthly fee computed at an annual rate of 9/10 of 1% of the average daily net assets of the Company not exceeding $30,000,000, 3/4 of 1% of such assets exceeding $30,000,000 but not exceeding $60,000,000, and 3/5 of 1% of such assets exceeding $60,000,000. This fee is higher than the fee paid to most advisers for similar services.

     The Adviser pays all the salaries and related expenses (such as health insurance premiums and similar benefits) of the officers of the Company, provides office space for the Company and pays all distribution expenses of the Company. The Adviser permits, if desired by the Company, for officers of the Adviser to serve, without compensation from the Company, as directors, officers or agents of the Company if duly elected or appointed to such positions.

     In addition to the fee of the Adviser, the Company assumes and pays any expenses for services rendered by any custodian for the safekeeping of the Company's securities or other property, for keeping its books of account, for any other charges of a custodian and for calculating the net asset value of the Company. The Company also assumes and pays the expenses of its operations, including compensation of the directors (other than those affiliated with the Adviser), expenses of independent accounting services and auditors, of legal counsel, of any transfer or dividend disbursing agent or any registrar of the Company, costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Company, costs of share certificates, association membership dues, salaries and related expenses of administrative and clerical personnel who are not officers of the Company, costs of reports and notices to shareholders, other like miscellaneous or related expenses and all taxes and fees payable to federal, state or other governmental agencies by the Company.



     The contract between the Company and its Adviser is effective through June 30, 1999. Unless earlier terminated as described below, the contract will remain in effect from year to year thereafter if approved annually (1) by the Board of Directors of the Company or by the holders of a majority of the Company's common stock, and (2) by a majority of the Company's disinterested directors. The contract terminates on its assignment by either party, and may be terminated without penalty on sixty days written notice by either party. The Company may effect termination by action of the Board of Directors or by vote of the holders of a majority of the Company's common stock.

     The Adviser will reduce its fees to limit the total annual expenses of the Company (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and certain extraordinary expenses) to 2.0% of the first $10,000,000 of average daily assets, 1.5% of the next $20,000,000 of such assets, and 1.0% of such assets over $30,000,000.

                          DISTRIBUTIONS AND TAX STATUS

     The Company intends to distribute, at least annually, ordinary dividends and net capital gains substantially equal to the Company's net investment income and net capital gains for each year. There can be no guarantee that the Company will have such net investment income or net capital gains for annual distribution. All distributions will be automatically reinvested in shares of the Company, unless the shareholder makes a written request for distributions in cash. Such request must be sent to the Company at its current mailing address.

     The Company intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such, the Company will not be subject to Federal corporate income tax on net investment income and net capital gains distributed to its shareholders. Shareholders may be proportionately liable for taxes on income and gains of the Company, but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. Any distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the net asset value per share by the amount of such distributions. These distributions, although in effect a return of capital, are subject to taxation.

     The Company will inform shareholders each year of the amount and nature of the distributions which are taxable to shareholders. Shareholders should consult their own financial adviser concerning the federal, state, and local tax consequences of share ownership. Further tax information is included in the "Statement of Additional Information."

                       CUSTODIAN AND SHAREHOLDER SERVICES

     The Company currently acts as its own custodian subject to provisions of the Act and rules adopted thereunder. The Company may enter into a custodial agreement with an external entity which in turn may enter into foreign sub-custodial agreements pursuant to the Act and rules adopted thereunder. Such foreign sub-custodial agreements would enable the Company to purchase and sell securities of foreign issuers other than ADRs. The Company also acts as its own transfer agent.

     The Company does not act as trustee for individual or other retirement accounts, nor has the Company entered into any agreement with another party to provide such services. Purchase applications for retirement accounts must therefore be submitted by trustees independent of the Company or its agents.

                             REPORTS TO SHAREHOLDERS

     The Company sends all shareholders annual reports containing certified financial statements. In addition, at least semiannually, the Company sends all shareholders reports containing unaudited financial statements.

                             AUDITORS AND LITIGATION

     McCarthy, Rose & Mills, independent certified public accountants, 600 North Pearl, Suite 440, Dallas, Texas 75201, act as independent accountants and auditors for the Company and the Adviser.

     As of the date of this Prospectus, there was no pending or threatened litigation involving the Company or its Adviser.

                           DESCRIPTION OF COMMON STOCK


     The Company was incorporated in Texas on September 2, 1987 with 10,000,000 authorized shares of common stock, $1.00 par value. There were 338,006.608 shares issued and outstanding as of April 20, 1999. All the outstanding shares are, and the shares to be issued as contemplated herein will be, duly authorized, fully paid and nonassessable. Each issued and outstanding share has full voting rights and is entitled to one vote on all matters submitted to the shareholders, including the right to vote at the annual meeting of shareholders on the election of directors and the selection of independent certified public accountants. No shareholder is entitled to cumulative voting rights or to any preemptive right to acquire securities of the Company. Each share has equal dividend, distribution, and liquidation rights.



                                   YEAR 2000

     The services provided to the Company's shareholders by the Company and its Adviser depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the dates are encoded and calculated. Such events could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Company, the Company and its Adviser have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems will be adapted in time for that event.


                                OTHER INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement the Company has filed with the Securities and Exchange Commission. The complete registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations. Shareholders may also direct inquiries to the Company by writing or calling the Company at the address or telephone number provided on the first page of this Prospectus.


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated April 30, 1999 and, if given or made, such information or representations may not be relied upon as having been authorized by PHILLIPS CAPITAL INVESTMENTS, INC. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of PHILLIPS CAPITAL INVESTMENTS, INC. since the date hereon.

                           SHARE PURCHASE APPLICATION

Please make checks payable to:     PHILLIPS CAPITAL INVESTMENTS, INC.
                                   P.O. Box 796787 - Dallas, Texas 75379

  Amount of Investment Attached $____________ (minimum initial purchase $5,000)

          All applications are accepted in Texas and under Texas laws.

--------------------------------------------------------------------------------
        INSTRUCTIONS                      Please Type or Print Clearly
  Fill in where applicable
--------------------------------------------------------------------------------

Individual
1.                                                           -           -
--------------------------------------------------------------------------------
    First Name        Initial           Last Name        Social Security Number

Joint Tenant, if any,
(with right of survivorship)
2.                                                            -           -
--------------------------------------------------------------------------------
    First Name        Initial           Last Name        Social Security Number

--------------------------------------------------------------------------------

Uniform Gift to Minors
3.
--------------------------------------------------------------------------------
Custodian's Name (Only one allowed by law)           Minor's State of Residence

                                                               -           -
--------------------------------------------------------------------------------
Minor's Name (Only one allowed by Law)              Minor's Social Security No.

--------------------------------------------------------------------------------

Other
(Corporations, Trusts,
Associations, Partnerships
and Retirement Accounts)
4.
--------------------------------------------------------------------------------

                                                             -
--------------------------------------------------------------------------------
                                                    Tax Identification No.

--------------------------------------------------------------------------------

Full Address

Number and Street   -----------------------------------------------------------

City --------------------------------------  State -----        Zip -----------

Citizen of :      |_|  United States        |_|  Other (Specify) -----------

Home Telephone No. -----------------  Business Telephone No. -------------------

--------------------------------------------------------------------------------
Signature

The undersigned has received a current copy of the Company's Prospectus, understands that dividends and distributions will be reinvested in additional shares unless payment in cash is requested in writing, certifies under penalty of perjury that the applicant is not subject to back up withholding for underreporting interest or dividends and the applicant's correct social security (taxpayer identification) number is printed above, and has full authority and legal capacity to purchase shares of the Company.

------------------------------------   -----------------------------------------
Individual (or Custodian)                         Corporate Officer of Trustee

------------------------------------   -----------------------------------------
Joint Tenant (if any)                     Title of Corporate Officer or Trustee

--------------------------------------------------------------------------------

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                 P.O. Box 796787
                               Dallas, Texas 75379
                                 (972) 458-2448




                       STATEMENT OF ADDITIONAL INFORMATION





                                 April 30, 1999




THIS STATEMENT is not a PROSPECTUS and should be read in conjunction with the current Prospectus for PHILLIPS CAPITAL INVESTMENTS, INC. (the "Company"). Such Prospectus is dated April 30, 1999 and may be obtained by writing or calling the Company at the address or telephone number listed above.






                                TABLE OF CONTENTS

The Company ...................................................................2
Investment Objective and Policies .............................................2
Investment Restrictions .......................................................2
Portfolio Securities ..........................................................4
Share Purchases and Redemptions ...............................................4
Net Asset Value ...............................................................4
Management of the Company .....................................................4
Portfolio Turnover/Brokerage ..................................................6
Tax Information ...............................................................6
Custodian and Shareholder Services ............................................7
Auditors ......................................................................7
Principal Shareholders ........................................................7
Auditor's Report for Audited Financial Statements .............................8
Audited Financial Statements ..................................................9
Notes to Audited Financial Statements ........................................15
Selected Per Share Data and Ratios ...........................................17

                                   THE COMPANY

     The Company is registered as a diversified, open-end management investment company. It was incorporated in Texas on September 2, 1987 and its registered office is in Dallas, Texas. The Company has 10,000,000 authorized shares of common stock, $1.00 par value. All of the outstanding shares are, and the shares to be issued as contemplated will be, duly authorized, fully paid and nonassessable. Each issued and outstanding share has full voting rights and is entitled to one vote on all matters submitted to a vote of the shareholders, including the right to vote at the annual meeting of shareholders on the election of directors and the selection of independent certified public accountants. No shareholder is entitled to cumulative voting rights or to any preemptive right to acquire any securities of the Company. Each share has equal dividend, distribution, and liquidation rights.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective and policies of the Company are described in the Prospectus under the heading "Investment Objective and Policies."

                             INVESTMENT RESTRICTIONS

     The following are the Company's investment restrictions in their entirety. The first eight investment restrictions listed below are fundamental policies which can only be changed by a vote of the holders of a majority of the common stock of the Company. (A vote of the holders of a majority of the Company's common stock means the vote, at the annual or a special meeting of the shareholders of the Company duly called of (i) 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of the Company are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of the Company, whichever is less.) All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio. The Company may not:

     (1) With respect to 75 percent of its total assets, invest in securities of any one issuer if immediately after and as a result of such investment more than 5 percent of the total assets of the Company, taken at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (U.S. Government Securities).

     (2) Invest more than 25 percent of its total assets in securities or issuers in any one particular industry. This restriction does not apply to investments in U.S. Government Securities.

     (3) Purchase more than 10 percent of the outstanding voting securities, or any class of securities, of any one issuer.

     (4) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, if more than 10 percent of the Company's total assets would be invested in securities of other investment companies, more than 5 percent of its total assets would be invested in the securities of any other one investment company or the Company would own more than 3 percent of any other investment company's securities.

     (5) Invest more than 5 percent of the Company's total assets in warrants, whether or not listed on the New York or American Stock Exchange, including no more than 2 percent of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Company in units or attached to securities are not included in this restriction.

     (6) Invest more than 45 percent of the Company's total assets in securities of foreign issuers, and then no more than 5 percent of its total assets in foreign securities which are not listed on a recognized United States or foreign securities exchange.

     (7) Invest more than 10 percent of the Company's total assets in securities that at the time of purchase have legal or contractual restrictions on resale or which are not readily marketable (including repurchase agreements maturing in more than 7 days and O-T-C options).

     (8) Borrow money, except that the Company may borrow money on a secured or unsecured basis from banks as a temporary measure for extraordinary or emergency purposes including, but not limited to, the purchase of its own common stock. Such temporary borrowings may not exceed 5 percent of the value of the Company's total assets at the time any loan is made. No more than 10 percent of the value of the Company's total assets at the time any loan is made may be pledged as collateral for such temporary borrowings.

     (9) Purchase or sell commodities or real estate; provided that the Company may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     (10) Purchase any securities on margin or make short sales of securities, except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     (11) Make loans of money, except by the purchase of debt obligations in which the Company may invest consistent with its investment objective and policies.

     (12) Issue senior securities, as defined in the Investment Company Act of 1940, or mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Company except as may be necessary in connection with borrowings mentioned in number 8 above, and then only to the extent there mentioned.

     (13) Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     (14) Invest more than 5 percent of the value of the Company's total assets in securities of issuers which have been in continuous operation less than three years.

     (15) Purchase or retain securities of a company in which directors and officers of the Company or its investment adviser individually own more than 1/2 percent of the securities of the company and collectively own more than 5 percent of such securities.

     (16) Purchase or write call or put options, or purchase or sell futures contracts.

                              PORTFOLIO SECURITIES

     Though the Company primarily intends to invest in publicly traded common stocks, the following information provides brief descriptions of certain other securities in which the Company may invest. Prospective investors should read and understand the risk factors disclosed in the "Investment Considerations" section of the Prospectus before purchasing shares in the Company.

     Subject to certain investment restrictions, the Company may invest in warrants. A warrant gives the holder the right to purchase a specified amount of a company's common stock at a stipulated price for a specified period of time. Due to the leverage characteristics of warrants, market price volatility of these securities is usually much greater than that of the related common stock.

     Rights normally have a significantly shorter-term life than warrants and give the holder the opportunity to purchase a specified number of shares of a new issue of a company at a specified price. Foreign companies frequently issue additional stock by means of rights offerings to existing shareholders at a price below the market price of the shares. The failure to exercise such rights results in a dilution of a shareholder's interest in the company.

     The Company does not currently intend to enter into repurchase agreements or reverse repurchase agreements, or purchase options or futures contracts.

                         SHARE PURCHASES AND REDEMPTIONS

     The Prospectus describes the manner in which the Company's shares may be purchased or redeemed. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.

                                 NET ASSET VALUE

     The Prospectus, under the heading "Net Asset Value", describes how and when the Company's net asset value is determined.

                            MANAGEMENT OF THE COMPANY

     The overall business and affairs of the Company are the responsibility of the Company's Board of Directors, the members of which are elected by the shareholders. The day-to-day operations of the Company are managed by the Company's President subject to the bylaws of the Company and review by the Board of Directors. The following persons are directors and/or officers of the Company.

     Name, Age, Position with                      Principal Occupation
        Company and Address                        For Last Five Years



     Guy F. Phillips, Jr.* (47)         President/sole shareholder of the
     President, Treasurer & Director    Adviser since 1987.
     15400 Knoll Trail, Suite 100
     Dallas, Texas 75248

     L. Randall Yazbeck* (45)           Attorney At Law, private practice
     Secretary & Director               since 1986.
     5050 Quorum Drive, Suite 330
     Dallas, Texas 75240

     Richard K. Spires* (41)            Director-Physician Practice Management,
     Vice President & Director          PhyCor  IPA  Management  Co. (formerly
     3811 Turtle Creek Blvd, Suite 800  SPACO Management Co.) since 1995.
     Dallas, Texas 75219                Private practice as Certified Public
                                        Accountant & Consultant (1988-1995).

     Rodger L. Ehrlish (47)             Treasurer(1998), Vice President-Taxation
     Director                           and Information Services (1997), Harken
     522 Goodwin Drive                  Energy Corp.
     Richardson, Texas 75081            Private practice as Certified Public
                                        Accountant & Consultant (1990-1997).

     David M. Buhner, M.D. (45)         Post graduate studies (University of
     Director                           Texas-Arlington) since 1996.
     3715 W. Northgate, #804            Private medical practice in Rheumatology
     Irving, Texas 75062                (1985-1996).

     Bette M. McCormick* (63)           Administrative Secretary to the
     Assistant Secretary                Vice President, Corporate
     5068 West Plano Parkway,           National Accounts of C.R. Bard, Inc.
     Suite 140                          (medical supplies) since 1977.
     Plano, Texas 75093

     Susan S. Ord (38)                  Assistant to the President of the
     Assistant Vice President           Adviser since 1990.
     15400 Knoll Trail, Suite 100
     Dallas, Texas 75248



* Indicates an "interested person" as defined in the Investment Company Act of 1940.




     Directors and officers as a group were beneficial owners of 12.02 percent of the outstanding shares of the Company as of April 20, 1999.

     The following table shows aggregate compensation paid to the Fund's directors by the Fund in fiscal year ended December 31, 1998.


        (1)                    (2)                (3)               (4)                   (5)

  Name of Person,           Aggregate         Pension or      Estimated Annual   Total Compensation
     Position             Compensation    Retirement Benefits  Benefits Upon     from Registrant and
                         From Registrant   Accrued as Part of    Retirement       Fund Complex Paid
                                             Fund Expenses                          to Directors
L. Randall Yazbeck            $375.00             - 0 -            - 0 -             $375.00
Director

Richard K. Sprires            $500.00             - 0 -            - 0 -             $500.00
Director

Rodger L. Ehrlish             $375.00             - 0 -            - 0 -             $375.00
Director

David M. Buhner               $500.00             - 0 -            - 0 -             $500.00
Director

     The Company has entered into an Investment Advisory Contract (the "Contract") with Phillips Capital Management, Inc. (the "Adviser"), 15400 Knoll Trail, Suite 100, Dallas, Texas 75248. The Adviser, which is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, manages the investment and reinvestment of the assets of the Company in accordance with the Company's investment objective, policies, and restrictions. The Adviser has no previous experience in, or current agreement for, providing investment management services to any other registered investment company. Guy
F.  (Phil)  Phillips,  Jr.  is  the  sole  shareholder  of  the  Adviser  and is responsible for all its investment decisions, including the day-to-day management of the Company's portfolio. There can be no assurance that the Adviser could find a suitable replacement for Mr. Phillips in the event of his death or disability. Mr. Phillips also serves as the President and a Director of the Company. Prior to forming the Adviser in 1987 to manage discretionary investment accounts for corporations, retirements funds, individuals and others, Mr. Phillips was affiliated from 1978 with another investment adviser which provided similar services. The "Management of the Company" section of the Prospectus contains further information about the Adviser and certain details of the Contract. For the fiscal years ended December 31, 1998, 1997 and 1996, the Fund paid the Adviser fees of $48,503.38, $43,693.37, and $41,951.47, respectively.




                          PORTFOLIO TURNOVER/BROKERAGE

     The Company intends to purchase and hold securities for long-term capital growth and it is not anticipated that frequent portfolio changes will be made for short-term trading purposes or to take advantage of short-term swings in the market. However, changes may be made in the portfolio consistent with the investment objective and policies of the Company whenever such changes are believed by the Adviser to be in the best interests of the Company and its shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed 50 percent. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Company's portfolio securities.


     The Company and its Adviser have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to the Company's investment objective, policies, and restrictions, the Adviser is primarily responsible for the execution of the Company's portfolio transactions and the allocation of brokerage. In executing such transactions, the Adviser seeks to obtain the best price and execution for the Company, taking into account such facts as price, size of order and difficulty of execution. While the Adviser generally seeks reasonably competitive commission rates, brokers who provide supplemental research, market and statistical information to the Company and its Adviser may receive orders for transactions for the Company at commission rates which are not necessarily the lowest available. Transactions in over-the-counter and third markets are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise. The aggregate amount of brokerage commissions paid by the Fund for the fiscal years ended December 31, 1998, 1997 and 1996 were $10,500.62, $6,347.50, and $13,301.17, respectively.


                                 TAX INFORMATION

     The Company intends to comply with all the requirements for qualification as a regulated investment company; however, there can be no assurance that the Company will so qualify and maintain its status as a regulated investment company. If the Company were unable for any reason to maintain its status as a regulated investment company for any taxable year, the Company would be subject to Federal income tax as an ordinary corporation on its taxable income, if any, without any deduction for distributions to shareholders. In such an event, the amount of cash available for distributions to shareholders would be reduced because of the Company's tax liability and all distributions made to shareholders (other than in liquidation) would be treated as ordinary income to the extent of the Company's earnings and profits.

     If the Company is liable for foreign taxes, the Company may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders, so long as more than 50% of the value of the Company's total assets at the close of its taxable year consist of securities of foreign corporations. The Company does not expect to be eligible to make this election; however, if the Company becomes eligible, it expects to so elect. In that event, the amount of foreign taxes paid by the Company will be included in the income of shareholders, and shareholders may, subject to certain limitations, claim either a credit or deduction for the taxes. Each shareholder will be notified after the close of the Company's taxable year if the foreign taxes paid by the Company will "pass through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     A description of the tax consequences of share ownership is contained in the Prospectus under "Distributions and Tax Status".

                       CUSTODIAN AND SHAREHOLDER SERVICES

     The Company currently acts as its own custodian in accordance with the provisions of Rule 17f-2 under the Act. Rule 17f-2 generally requires securities of a registered management investment company be maintained with a bank or other company whose functions and physical facilities are supervised by Federal or State Authority. Securities must be physically segregated at all times from those of any other person or entity, and may be accessed only by persons approved by the Board of Directors. Special procedures must be followed by such access persons regarding deposits and withdrawals of securities, and specific verifications of security holdings must be performed from time to time by an independent public accountant.

     The Company may enter into custodial arrangements with an external entity, which in turn may enter into foreign sub-custodial agreements pursuant to Rule 17f-5 under the Act to enable the Company to purchase and sell securities of foreign issuers other than ADRs. The Company serves as its own transfer agent. The Company does not act as trustee for individual or other retirement accounts, nor has the Company entered into any agreement with another party to provide such services. Purchase applications for retirement accounts must therefore be submitted by trustees independent of the Company or its agents.

                                    AUDITORS

     McCarthy, Rose & Mills, independent certified public accountants, 600 North Pearl, Suite 440, Dallas, Texas 75201, act as independent accountants and auditors for the Company. As such they perform an annual audit of the Company at the end of each fiscal year, prepare the Company's tax return, and conduct examinations three times each year to verify the Company's investments.

                             PRINCIPAL SHAREHOLDERS

     As of April 20, 1999 the following individuals each owned beneficially and of record 5% or more of the $290,263.596 outstanding shares of the Company.


          Owner                   # of Shares             % of Total

     Gregory D. Potter             46,131.137                  15.89
     Bette M. McCormick (1)        25,195.333                   8.68
     Ewell L. Tankersley           24,042.566                   8.28
     G. Frank Phillips (2)         19,083.569                   6.57
     William M. Regan              17,177.824                   5.92

(1)  Ms. McCormick is Assistant Secretary of the Company.

(2) Mr. Phillips is the father of Guy F. Phillips, Jr., the President of the Company and the President of the Company's Investment Adviser. The shares shown as owned benefically by Mr. Phillips include 3,371.023 shares held in a family trust for the benefit of Mr. Phillips' wife.

                         McCARTHY, ROSE & MILLS, L.L.P.
                          Certified Public Accountants
                        600 North Pearl Street, Suite 440
                            Dallas, Texas 75201-7465
Tel: (214) 969-0400                                           Fax (214) 855-0366


                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
Phillips Capital Investments, Inc.
Dallas, Texas


     We have audited the statements of assets and liabilities of Phillips Capital Investments, Inc., including the schedule of portfolio investments, as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per-share data and ratios referred to above present fairly, in all material respects, the financial position of Phillips Capital Investments, Inc. as of December 31, 1998 and 1997, and the results of its operations and the changes in its net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ McCarthy, Rose & Mills, L.L.P.


January 26, 1999
Dallas, Texas

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                 December 31,
                                                                        1998                          1997
Assets:
   Investments in securities, at value -
     amortized cost $3,962,343.53 in 1998 and
     $3,630,576.89 in 1997 - Note A                                $5,287,540.90                 $5,028,727.83
   Cash                                                                82,253.72                     44,005.87
   Receivables - Note A
     Interest                                                          30,850.68                     23,576.95
     Dividends                                                          4,460.60                     18,865.05
     Investment securities sold                                         3,167.12                      2,677.63
   Deferred registration expenses - Note B                                937.63                      1,169.79
   Prepaid insurance                                                      316.72                        316,73
                                                                   -------------                 -------------
         Total assets                                               5,409,527.36                  5,119,339.85
                                                                   -------------                 -------------


Liabilities
   Accrued accounting fees                                              6,000.00                      5,350.00
   Federal income tax payable                                             650.00                        300.00
   Miscellaneous accounts payable                                         570.97                        581.28
                                                                   -------------                 -------------
         Total liabilities                                              7,220.97                      6,231.28
                                                                   -------------                 -------------


Net Assets:

   Net assets (equivalent to $14.86 and $15.06 per share
     based on 363,465.526 and 339,582.628 shares of capital
     stock outstanding at December 31, 1998 and
     1997, respectively) - Note C                                  $5,402,306.39                 $5,113,108.57
                                                                   =============                 =============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                            INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998

                                                                        Principal
                                                                        Amount or
COMMON STOCKS:  50.71%                                                   Shares                    Market Value
Media/Entertainment: 8.01%
   Pulitzer Publishing                                                       933                     80,821.12
   Telecommunications "A"                                                  3,000                    165,937.50
   Time Warner                                                             3,000                    186,187.50
                                                                                                    ----------
                                                                                                    432,946.12
                                                                                                    ----------

Shipping and Transportation: 5.45%
   Motor Cargo Industries                                                  3,000                     24,000.00
   Sea Containers, Ltd. "A"                                                5,000                    149,687.50
   Transport Corp. of America                                              5,000                     60,000.00
   Rush Enterprises                                                        5,500                     60,500.00
                                                                                                    ----------
                                                                                                    294,187.50
                                                                                                    ----------

Energy Sources & Related: 5.22%
   Norsk Hydro                                                             1,500                     51,281.25
   Phillips Petroleum                                                      1,400                     59,675.00
   Range Resources                                                         8,000                     27,500.00
   Snyder Oil Corp.                                                        4,000                     53,250.00
   USX Marathon Group                                                      3,000                     90,375.00
                                                                                                    ----------
                                                                                                    282,081.25
                                                                                                    ----------

Electric Utilities: 5.05%
   Houston Industries                                                      2,000                     64,125.00
   PacifiCorp                                                              2,000                     42,125.00
   Southern Company                                                        2,500                     72,656.25
   Texas Utilities                                                           900                     42,018.75
   Interstate Energy Corp                                                  1,600                     51,600.00
                                                                                                    ----------
                                                                                                    272,525.00
                                                                                                    ----------

Consumer Products and Services: 4.46%
   Fruit of the Loom                                                       2,800                     38,675.00
   CEC Enterprises                                                         4,000                    111,000.00
   Spaghetti Warehouse Inc.                                               12,000                     91,500.00
                                                                                                    ----------
                                                                                                    241,175.00
                                                                                                    ----------

Chemicals: 4.42%
   Akzo N.V. ADS                                                           2,000                     89,250.00
   Dow Chemical                                                              600                     54,562.50
   Monsanto                                                                2,000                     95,000.00
                                                                                                    ----------
                                                                                                    238,812.50
                                                                                                    ----------

Investment Co./Foreign Securities: 4.30%
   First Australian Fund                                                   7,500                     49,218.75
   Growth Fund of Spain                                                4,425.757                    109,404.71
   New Germany Fund, Inc.                                              5,708.807                     73,857.69
                                                                                                    ----------
                                                                                                    232,481.15
                                                                                                    ----------

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1998

                                                                       Principal
                                                                        Amount or
Common Stocks, continued                                                 Shares                    Market Value
Insurance: 3.97%
   RellaStar Financial Corp.                                               2,400                    110,700.00
   RLI Corp.                                                               3,125                    103,906.25
                                                                                                    ----------
                                                                                                    214,606.25
                                                                                                    ----------

Health Products and Services:  3.93%
   Beverly Enterprises                                                     6,000                     40,500.00
   Tenet Health Care                                                       1,800                     47,250.00
   Universal Health Services "B"                                           2,400                    124,500.00
                                                                                                    ----------
                                                                                                    212.250.00
                                                                                                    ----------

Merchandising: 1.56%
   KMart                                                                   5,500                     84,218.75
                                                                                                    ----------

Metals/Mining: 1.52%
   Timken Company                                                          2,700                     50,962.50
   IMCO Recycling Inc.                                                     2,000                     30,875.00
                                                                                                    ----------
                                                                                                     81,837.50
                                                                                                    ----------

Construction Products and Services: 1.15%
   Encore Wire                                                             3,000                     27,750.00
   Hanson, PLC                                                               875                     34,125.00
                                                                                                    ----------
                                                                                                     61,875.00
                                                                                                    ----------
Forest & Paper Products: 0.97%
   Abitibi Consolidated                                                    3,000                     27,937.50
   Georgia Pacific Corp.                                                     300                     17,568.75
   Georgia Pacific Timber                                                    300                      7,143.75
                                                                                                  ------------
                                                                                                     52,650.00
                                                                                                  ------------

Multi-Industries: 0.70%
   Canadian Pacific                                                        2,000                     37,750.00
                                                                                                    ----------

     TOTAL COMMON STOCKS (Cost $1,407,829.25)                                                     2,739,396.03
                                                                                                  ------------


PREFERRED STOCKS: 2.12%
   ConAgra Capital LC Prf'd                                                2,500                     50,000.00
   Texaco Capital Prf'd "B"                                                3,000                     64,500.00
                                                                                                  ------------
     TOTAL PREFERRED STOCKS (Cost $121,400.00)                                                      114,500.00
                                                                                                  ------------


                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1998

                                                                        Principal
                                                                        Amount or
                                                                        Shares                    Market Value
SHORT-TERM TIME DEPOSITS: 7.03%
   Beal Banc CD 5.29% Due 1/07/99                                                                    95,000.00
   Peoples Bank CD 4.8% Due 1/14/99                                                                  95,000.00
   Guaranty Federal CD 5.34% Due 1/14/99                                                             95,000.00
   Western American CD 4.9% Due 4/28/99                                                              95,000.00
                                                                                                  ------------

     TOTAL SHORT-TERM TIME DEPOSITS                                                                 380,000.00
     (Cost $380,000.00)                                                                           ------------

OTHER SHORT-TERM SECURITIES: 38.02%
   Institutional Liquid Assets - Treasury                            $210,272.65                    210,272.65
   U.S. T-Notes 5.00% OF 2/15/99                                      800,000.00                    800,250.00
   U.S. T-Notes 5.00% OF 1/31/99                                      500,000.00                    500,000.00
   FORD MOTOR CR COMM PAPER DUE 2/18/99                               197,525.00                    197,525.00
   GE COMM PAPER DUE 3/8/99                                           197,472.22                    197,472.22
   SEARS COMM PAPER DUE 1/12/99                                       148,125.00                    148,125.00
                                                                                                  ------------

     TOTAL OTHER SHORT-TERM SECURITIES                                                            2,053,644.87
     (Cost $2,053,114.28)                                                                         ------------

     TOTAL INVESTMENTS IN SECURITIES                                                              5,287,540.90
     (Cost $3,962,343.53)                                                                         ------------

     TOTAL OTHER ASSETS (NET OF LIABILITIES): 2.12%                                                 114,765.49
                                                                                                  ------------

     NET ASSETS:  100.00%                                                                        $5,402,306.39
                                                                                                 =============

   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                             STATEMENT OF OPERATIONS

                                                                               Year Ended December 31,
                                                                         1998                           1997
Investment Income
   Income - Note A
     Interest                                                        $128,502.17                   $112,639.25
     Dividends                                                         51,331.01                     47,191.17
                                                                     -----------                   -----------
       Total income                                                   179,833.18                    159,830.42
                                                                     -----------                   -----------

Expenses
   Investment advisory fees - Note E                                   48,503.38                     43,693.37
   Accounting fees                                                      6,630.00                      5,450.00
   Registration fees and expenses                                         692.17                        679.73
   Directors' fees                                                      1,750.00                      1,500.00
   Insurance                                                            1,101.00                      1,176.06
   Postage and delivery                                                   459.00                        153.50
   Printing                                                               166.34                            --
   Professional fees                                                      585.00                      1,454.52
   Other                                                                2,783.92                      3,522.01
   Federal income tax                                                     650.00                        300.00
                                                                     -----------                   -----------

       Total expenses                                                  63,320.81                     57,929.19
                                                                     -----------                   -----------

       Investment income - net                                        116,512.37                    101,901.23
                                                                     -----------                   -----------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                                   143,417.51                    304,539.34
   Change in unrealized appreciation
     of investments for the period                                    (72,953.58)                   445,293.12
                                                                     -----------                   -----------

       Net gain (loss) on investments                                  70,463.93                    749,832.46
                                                                     -----------                   -----------

       Net increase increase in net
         assets resulting from operations                            $186,976.30                   $851,733.69
                                                                     ===========                   ===========

   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended December 31,
                                                                         1998                           1997
Increase in Net Assets from Operations
   Investment income - net                                           $116,512.37                   $101,901.23
   Net realized gain on investment                                    143,471.51                    304,539.34
   Change in unrealized appreciation                                  (72,953.58)                   445,293.12
                                                                   -------------                 -------------

     Net increase in net assets
       resulting from operations                                      186,976.30                    851,733.69
                                                                   -------------                 -------------

Dividends Paid to Shareholders - Note F
   Investment income                                                 (115,507.78)                  (101,452.98)
   Net realized capital gains                                        (143,091.66)                  (304,358.85)
                                                                   -------------                 -------------
     Total dividends paid to shareholders                            (258,599.44)                  (405,811.83)
                                                                   -------------                 -------------

Capital Share Transactions                                            360,820.96                   (214,897.01)
                                                                   -------------                 -------------

   Net increase (decrease)                                            289,197.82                    231,024.85

Net Assets
   Beginning of period (including undistributed
     investment income of $5,279.34)                                5,113,108.57                  4,882,083.72
                                                                   -------------                 -------------

   End of period (including undistributed
     investment income of $6,283.93)                               $5,402,306.39                 $5,113,108.57
                                                                   =============                 =============

   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is accrued on all debt securities on a daily basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


Note B - Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of December 31, 1998 and 1997, there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $3,704,796.82 and $3,367,858.76 at December 31, 1998 and 1997, respectively.

     Transactions in capital stock for the period were as follows:

                                                           Shares                                Amount
                                                   1998              1997                 1998             1997

Shares sold                                     14,702.421       11,990.444          $232,170.23       $167,000.00
Shares issued in reinvestment
   of dividends                                 17,555.963       27,419.715           258,599.44        405,811.83
                                                ----------      -----------          -----------      ------------
                                                32,258.384       39,410.159           490,769.67        572.811.83

Shares redeemed                                  8,375.486       55,227.171           129,948.71        787,708.84
                                                ----------      -----------          -----------      ------------

   Net increase (decrease)                      23,882.898      (15,817.012)         $360,820.96      ($214,897.01)
                                                ==========      ===========          ===========      ============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                DECEMBER 31, 1998

Note D - Investment Transactions

     Purchases of common stocks during the year were $429,479.95 in 1998 and $154,285.00 in 1997; sales were $533,096.68 and $651,731.14 in 1998 and 1997, respectively. Purchases of U.S. Government obligations were $2,195,598.44 in 1998 and $1,195,781.20 in 1997, and $2,100,000.00 and $1,200,000.00 were sold/matured in 1998 and 1997, respectively.

     As of December 31, 1998 and 1997, the unrealized appreciation of securities was $1,325,197.35 and $1,398,150.93, respectively; accumulated undistributed net realized gains on investment transactions totaled $2,562.77 and $2,236.96 at December 31, 1998 and 1997, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 17, 1998, a distribution of $.415 per share, aggregating $143,091.66, was declared from net realized gains from investment transactions and a dividend of $.335 per share, aggregating $115,507.78 was declared from net investment income. The distribution and dividend were paid on December 29, 1998 to shareholders of record on December 28, 1998.

     On December 16, 1997, a distribution of $0.975 per share, aggregating $304,358.85, was declared from net realized gains from investment transactions and a dividend of $0.325 per share, aggregating $101,452.98 was declared from net investment income. The distribution and dividend were paid on December 18, 1997 to shareholders of record on December 17, 1997.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                                                                      Year Ended December 31,
                                                                1998            1997           1996           1995            1994
Per-Share Data:
   Investment income                                            $0.52          $0.53          $0.48          $0.67           $0.47
   Expenses                                                      0.18           0.19           0.18           0.18            0.16
                                                               ------         ------         ------         ------          ------

     Investment income - net                                     0.34           0.34           0.30           0.49            0.31

   Distributions from net investment income                     (0.34)         (0.33)         (0.29)         (0.49)          (0.31)

   Net realized and unrealized gain (loss)
     on securities                                               0.21           2.28           1.07           1.58           (0.21)

   Distributions from net realized
     long-term gains on securities                              (0.41)         (0.97)         (1.99)         (0.36)          (0.24)
                                                               ------         ------         ------         ------          ------

   Net increase (decrease) in net
     asset value                                                (0.20)          1.32          (0.91)          1.22           (0.45)

   Net asset value:
     Beginning of year                                          15.06          13.74          14.65          13.43           13.88
                                                               ------         ------         ------         ------          ------

     End of year                                               $14.86         $15.06         $13.74         $14.65          $13.43
                                                               ======         ======         ======         ======          ======

Ratios (Annualized)
   Ratio of expenses to average net assets                      1.18%          1.19%          1.20%          1.11%           1.11%
   Ratio of net investment income to
     average net assets                                         2.17%          2.10%          1.96%          2.98%           2.19%
   Portfolio turnover rate                                     15.97%          5.71%         19.08%         28.17%          37.62%

Shares Outstanding at End of Year                        363,465.526    339,582.628    355,399.640    343,987.019     419,130.701

  * Selected data for a share of capital stock outstanding throughout the year.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                 P.O. Box 796787
                               Dallas, Texas 75379
                                 (972) 458-2448



                                     Part C

Item 24. (a)       Financial Statements
                    (1)  Statement of Assets and Liabilities - Part B
                    (2)  Statement of Changes in Net Assets - Part B
                    (3)  Statement of Operations - Part B
                    (4)  Investments in Securities - Part B

          (b)       Exhibits

                    (1)  Articles of Incorporation*
                    (2)  Bylaws of the Company*
                    (3)  Voting Trust Agreement - Not Applicable
                    (4)  Specimen of Capital Stock*
                    (5)  Investment Advisory Contract (With Revision)*
                    (6)  Underwriting or Distribution Contract - Not
                         Applicable
                    (7)  Pension, Bonus or Similar Contracts - Not
                         Applicable
                    (8) Custodian Agreement or Depository Contract - Not Applicable
                    (9)  Other Material Contracts - Not Applicable
                    (10) Opinion and Consent of Counsel *
                    (11) A: Auditor's Consent Letter - Exhibit A
                         B: Letter From Pepper Hamilton LLP regarding the
                            use of Rule 485 (b) - Exhibit B
                    (12) Other Financial Statements - Not Applicable
                    (13) Initial Capital Agreements - Not Applicable
                    (14) Model Retirement Plan - Not Applicable
                    (15) Rule 12b-1 Plan - Not Applicable
                    (16) Performance Data Schedule - not applicable
                    (17) Financial Data Schdule - Exhibit C


          *         Filed by previous amendment (Pre-Effective Amendment No. 3)

Item 25. No Person is directly or indirectly controlled by, or under common control with, the Company.


Item 26.                 Title of Class           Number of Record Holders
                          Capital Stock           46 (as of April 20, 1999)


Item 27. The Bylaws of the Company deny indemnification to any Officer or Director for "reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office".

Item 28. The President and sole shareholder of the Adviser was an Executive Vice President and Director of Lee Financial Corporation (a registered investment adviser) from 1978 to 1987. There have been no other "business or other connections of a substant ial nature" in which the Adviser or its employees have been involved during the last two fiscal years.

Item 29. The Company is the sole underwriter of its shares. No commissions are charged by the Company, or paid to another party.

Item 30. The accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of the Company, 15400 Knoll Trail, Suite 100, Dallas, Texas 75248.

Item 31. Except as discussed in Part A and Part B of this Form, the Company has no management-related service contracts.

Item 32. The Registrant hereby undertakes to furnish each person to whom its Prospectus is delivered with a copy of the Registrant's most current Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended
Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, and State of Texas on the 26th day of April, 1999.


                                            PHILLIPS CAPITAL INVESTMENTS, INC.



                                            By: /s/ GUY F. PHILLIPS, JR.
                                                --------------------------------
                                                Guy F. Phillips, Jr. - President

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/Guy F. Phillips, Jr.       President & Director               April 26, 1999
---------------------------   ---------------------------        --------------
Guy F. Phillips, Jr.          Title                              Date


/S/L. Randall Yazbeck         Secretary & Director               April 26, 1999
---------------------------   ---------------------------        --------------
L. Randall Yazbeck            Title                              Date


/S/Richard K. Spires          Vice President & Director          April 26, 1999
---------------------------   ---------------------------        --------------
Richard K. Spires             Title                              Date


/S/Rodger L. Ehrlish          Director                           April 26, 1999
---------------------------   ---------------------------        --------------
Rodger L. Ehrlish             Title                              Date


/S/David M. Buhner, M.D.      Director                           April 26, 1999
---------------------------   ---------------------------        --------------
David M. Buhner, M.D.         Title                              Date